Derivative Instruments and Hedging Activities (Tables)	12 Months Ended
Dec. 25, 2021
Derivative Instruments and Hedging Activities Disclosure [Abstract]
Schedule of Derivative Instruments in Statement of Financial Position, Fair Value

The following table summarizes the Company’s derivatives financial instruments:

	Asset Derivatives		Liability Derivatives
	As of		As of		As of
	December 25, 2021		December 25, 2021		December 26, 2020
	Balance Sheet	Fair	Balance Sheet	Fair	Balance Sheet	Fair
	Location	Value	Location	Value	Location	Value
Derivatives designated as hedging instruments:
2021 Swap 1	Other non-current assets	$1,513	Other accrued expenses	$(170)		$—
2021 Swap 2	Other non-current assets	2,250	Other accrued expenses	(270)		—
2021 Swap 3	Other current assets	59	Other accrued expenses/other non-current liabilities	(1,880)		—
Total hedging instruments		$3,822		$(2,320)		$—
Derivatives not designated as hedging instruments:
2018 Swap 1		$—		$—	Other accrued expenses	$(709)
2018 Swap 2		—		—	Other non-current liabilities	(3,484)
Total non-hedging instruments		$—		$—		$(4,193)